Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares - Options Outstanding [Member]	12 Months Ended
Jun. 30, 2023 $ / shares shares
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Options granted	7,786,958
01/02/2019 [Member]
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	01/02/2019
Options granted	200,000
Exercise price | $ / shares	$ 0.65
Vesting date	31/12/2020
Expiry date	Dec. 31, 2023
19/10/2020 [Member]
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	19/10/2020
Options granted	4,246,958
Exercise price | $ / shares	$ 1.6
Vesting date	19/10/2020
Expiry date	Oct. 19, 2023
07/02/2022 [Member]
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	07/02/2022
Options granted	140,000
Exercise price | $ / shares	$ 1.1
Vesting date	07/02/2022
Expiry date	Jan. 18, 2025
07/02/2022 [Member]
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	07/02/2022
Options granted	700,000
Exercise price | $ / shares	$ 1.5
Vesting date	07/02/2022
Expiry date	Jul. 02, 2025
13/06/2023 [Member]
Share-based Payments (Details) - Schedule of Number of Options Outstanding Over Unissued Ordinary Shares [Line Items]
Grant date	13/06/2023
Options granted	2,500,000
Exercise price | $ / shares	$ 0.35
Vesting date	13/06/2023
Expiry date	Jun. 13, 2025